CECL (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, past due	SFr 0	SFr 0
Other financial assets held at amortized cost, total	1,042	1,010
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, total	SFr 1,042	SFr 1,010